Payables and Credit Balances (Tables)	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Schedule for components of payables and credit balances

	As at December 31,
	2021	2020
	Israel Shekels
Payable Expenses	280,000	496,000
Down payments from clients	1,453	1,453
Prepaid Revenue	93,000
Government institutions	-	81,867
Related parties	88,322	48,744
Shareholders (1)	1,824,634	1,474,171
	2,287,409	2,102,235